Summary Of Significant Accounting Policies (Tables) (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2014
Millburn Multi-Markets Trading L.P. [Member]
Schedule Of Management Fees

	2014	2013

US Feeder	$2,344,823	$3,519,872
Cayman Feeder	177,682	196,024
SPC Cayman Feeder (1)	367,859	574,319
Other (2)	57,338	95,103
Total	$2,947,702	$4,385,318

(1) For the period from January 1, 2014 through September 30, 2014 and for the year ended December 31, 2013.

(2) Direct investors in the Partnership

Schedule Of Selling Commissions And Platform Fees

					Total Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2014	2013	2014	2013	2014	2013

U.S. Feeder	$2,103,773	$3,023,015	$20,749	$40,283	$2,124,522	$3,063,298
Cayman Feeder	15,946	32,546	-	-	15,946	32,546

Total	$2,119,719	$3,055,561	$20,749	$40,283	$2,140,468	$3,095,844

Schedule Of Operating Expenses And Administration Fees

For the year ended December31, 2014, operating expenses and the administration fee were as follows:

Fund	Operating	Administration	Total
	Expenses	Fee

Partnership	$333,749	$90,704	$424,453
U.S. Feeder	388,707	-	388,707
Cayman Feeder	58,314	-	58,314
Cayman SPC Feeder (1)	90,856	-	90,856
Total	$871,626	$90,704	$962,330

Borne by General Partneror Investment Adviser *	$(123,162)	$-	$(123,162)

For the year ended December31, 2013, operating expenses and the administration fee were as follows:

Fund	Operating	Administration	Total
	Expenses	Fee

Partnership	$450,436	$130,010	$580,446
U.S. Feeder	502,043	-	502,043
Cayman Feeder	52,085	-	52,085
Cayman SPC Feeder	80,723	-	80,723
Total	$1,085,287	$130,010	$1,215,297

Borne by General Partneror Investment Adviser *	$(52,085)	$-	$(52,085)

* by General Partner (in the case of the Partnership and U.S. Feeder) or Investment Adviser (Cayman Feeder and Cayman SPC Feeder)

(1) For the period from January 1, 2014, through September 30, 2014.

Schedule Of Financial Assets And Liabilities At Fair Value

Financial assets at fair value as of December 31, 2014

	Level1	Level2	Total

U.S. Treasury notes (1)	$138,952,729	$-	$138,952,729

Exchange-traded futures contracts
Energies	500,398	-	500,398
Grains	(160,700)	-	(160,700)
Interest rates	645,231	-	645,231
Livestock	153,030	-	153,030
Metals	(333,025)	-	(333,025)
Softs	493,133	-	493,133
Stock indices	757,362	-	757,362

Total exchange-traded futures contracts	2,055,429	-	2,055,429

Over-the-counter forward currency contracts	-	(419,473)	(419,473)

Total futures and forward currency contracts (2)	2,055,429	(419,473)	1,635,956

Total financial assets at fair value	$141,008,158	$(419,473)	$140,588,685

Per line item in Statements of Financial Condition

(1)
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)	$19,093,847
Investments in U.S. Treasury notes	119,858,882
Total investments in U.S. Treasury notes	$138,952,729

(2)
Net unrealized appreciation on open futures and forward currency contracts	$2,196,537
Net unrealized depreciation on open futures and forward currency contracts	(560,581)
Net unrealized appreciation on open futures and forward currency contracts	$1,635,956

Financial assets at fair value as of December 31, 2013

	Level1	Level2	Total

U.S. Treasury notes (1)	$217,995,184	$-	$217,995,184

Exchange-traded futures contracts
Energies	(224,818)	-	(224,818)
Grains	(126,282)	-	(126,282)
Interest rates	(1,796,511)	-	(1,796,511)
Livestock	44,850	-	44,850
Metals	1,705,450	-	1,705,450
Softs	64,547	-	64,547
Stock indices	5,683,387	-	5,683,387

Total exchange-traded futures contracts	5,350,623	-	5,350,623

Over-the-counter forward currency contracts	-	(28,560)	(28,560)

Total futures and forward currency contracts (2)	5,350,623	(28,560)	5,322,063

Total financial assets at fair value	$223,345,807	$(28,560)	$223,317,247

Per line item in Statements of Financial Condition

(1)
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)	$52,444,713
Investments in U.S. Treasury notes	165,550,471
Total investments in U.S. Treasury notes	$217,995,184

(2)
Net unrealized appreciation on open futures and forward currency contracts	$5,422,647
Net unrealized depreciation on open futures and forward currency contracts	(100,584)
Net unrealized appreciation on open futures and forward currency contracts	$5,322,063